Investment Portfolio	as of October 31, 2020 (Unaudited)

DWS Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 97.2%
Communication Services 9.9%
Entertainment 3.4%
Activision Blizzard, Inc.	62,500	4,733,125
Netflix, Inc.*	13,747	6,539,998
		11,273,123
Interactive Media & Services 5.0%
Alphabet, Inc. "A"*	9,805	15,845,958
MediaAlpha, Inc. "A"*	5,000	169,150
		16,015,108
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc.*	44,579	4,884,521
Consumer Discretionary 16.3%
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	23,800	5,069,400
Internet & Direct Marketing Retail 8.0%
Amazon.com, Inc.*	7,327	22,245,871
Chewy, Inc. "A"* (a)	59,000	3,634,400
		25,880,271
Leisure Products 1.4%
YETI Holdings, Inc.*	95,000	4,700,600
Multiline Retail 2.3%
Dollar General Corp.	36,700	7,659,657
Specialty Retail 3.0%
CarMax, Inc.*	39,200	3,388,448
Home Depot, Inc.	23,700	6,321,027
		9,709,475
Consumer Staples 2.1%
Food & Staples Retailing
Costco Wholesale Corp.	19,203	6,867,377
Financials 4.9%
Capital Markets 1.8%
Intercontinental Exchange, Inc.	61,000	5,758,400
Insurance 3.1%
Progressive Corp.	110,000	10,109,000
Health Care 17.5%
Biotechnology 0.9%
Exact Sciences Corp.*	24,000	2,971,920
Health Care Equipment & Supplies 8.6%
Becton, Dickinson & Co.	21,300	4,923,069
DexCom, Inc.*	19,000	6,072,020
Eargo, Inc.*	66,500	2,304,225
Hologic, Inc.*	90,000	6,193,800
Intuitive Surgical, Inc.*	5,500	3,668,940
Quidel Corp.*	18,200	4,882,878
		28,044,932
Health Care Technology 0.3%
Schrodinger, Inc.*	20,000	975,600
Life Sciences Tools & Services 5.7%
Berkeley Lights, Inc.*	15,000	1,088,550
PPD, Inc*	107,200	3,524,736
Thermo Fisher Scientific, Inc.	29,000	13,720,480
		18,333,766
Pharmaceuticals 2.0%
Zoetis, Inc.	40,100	6,357,855
Industrials 6.7%
Building Products 0.5%
AZEK Co., Inc.*	46,200	1,544,928
Electrical Equipment 1.9%
AMETEK, Inc.	62,224	6,110,396
Industrial Conglomerates 1.9%
Roper Technologies, Inc.	16,500	6,127,110
Professional Services 1.7%
Clarivate PLC*	203,000	5,633,250
Road & Rail 0.7%
Norfolk Southern Corp.	10,850	2,268,952
Information Technology 35.8%
IT Services 8.2%
Fiserv, Inc.*	75,500	7,207,985
FleetCor Technologies, Inc.*	8,300	1,833,553
Globant SA*	32,500	5,869,825
Visa, Inc. "A"	64,252	11,675,231
		26,586,594
Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	47,000	2,783,810
NVIDIA Corp.	16,800	8,422,848
		11,206,658
Software 14.6%
Bill.Com Holdings, Inc.*	5,069	506,900
Datadog, Inc. "A"*	13,600	1,234,200
Guidewire Software, Inc.*	14,980	1,439,728
Microsoft Corp.	139,125	28,168,639
salesforce.com, Inc.*	27,629	6,417,388
ServiceNow, Inc.*	14,696	7,312,288
Slack Technologies, Inc. "A"* (a)	95,000	2,430,100
		47,509,243
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc.	282,000	30,698,520
Materials 1.6%
Chemicals 0.8%
Ecolab, Inc.	14,200	2,606,978
Construction Materials 0.8%
Vulcan Materials Co.	17,670	2,559,323
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	10,695	7,820,612
Total Common Stocks (Cost $136,894,907)		315,283,569
Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $5,924,048)	5,924,048	5,924,048
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.10% (b) (Cost $9,203,636)	9,203,636	9,203,636
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $152,022,591)	101.8	330,411,253
Other Assets and Liabilities, Net	(1.8)	(5,873,670)
Net Assets	100.0	324,537,583

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended October 31, 2020 are as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 10/31/2020	Value ($) at 10/31/2020
Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c)
19,822,510	—	13,898,462 (d)	—	—	4,408	—	5,924,048	5,924,048
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.10% (b)
4,452,761	17,337,222	12,586,347	—	—	1,818	—	9,203,636	9,203,636
24,275,271	17,337,222	26,484,809	—	—	6,226	—	15,127,684	15,127,684

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2020 amounted to $5,344,632, which is 1.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$315,283,569	$—	$—	$315,283,569
Short-Term Investments (e)	15,127,684	—	—	15,127,684
Total	$330,411,253	$—	$—	$330,411,253

(e)	See Investment Portfolio for additional detailed categorizations.